9. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant, and equipment
	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.18
Cost	2,228,765	21,173,166	58,526,862	24,217,962	4,085,114	20,620,507	300,321	131,152,697
Accumulated depreciation	(374,890)	(6,111,090)	(18,717,354)	(7,936,426)	(1,945,373)	-	-	(35,085,133)
Net amount	1,853,875	15,062,076	39,809,508	16,281,536	2,139,741	20,620,507	300,321	96,067,564

Additions	36,602	7,125	158,056	288,631	1,035,592	8,295,716	97,472	9,919,194
Disposals	(51)	(79)	(7,400)	(52,976)	(3,086)	-	-	(63,592)
Transfers	126,361	856,130	4,308,337	2,297,002	(1,120,774)	(6,312,332)	(154,724)	-
Depreciation for the year	(82,502)	(751,050)	(2,165,465)	(1,041,807)	(583,944)	-	-	(4,624,768)
Net amount 12.31.19	1,934,285	15,174,202	42,103,036	17,772,386	1,467,529	22,603,891	243,069	101,298,398

At 12.31.19
Cost	2,391,728	22,036,421	62,735,909	26,729,242	3,999,933	22,603,891	243,069	140,740,193
Accumulated depreciation	(457,443)	(6,862,219)	(20,632,873)	(8,956,856)	(2,532,404)	-	-	(39,441,795)
Net amount	1,934,285	15,174,202	42,103,036	17,772,386	1,467,529	22,603,891	243,069	101,298,398

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.17
Cost	2,116,247	20,714,928	56,017,555	23,137,842	3,854,001	13,404,398	139,488	119,384,459
Accumulated depreciation	(315,931)	(5,492,137)	(17,298,877)	(7,133,076)	(1,403,076)	-	-	(31,643,097)
Net amount	1,800,316	15,222,791	38,718,678	16,004,766	2,450,925	13,404,398	139,488	87,741,362

Additions	28,827	175,050	585,141	79,220	793,829	11,285,728	199,487	13,147,282
Disposals	(56)	(3,400)	(145,751)	(55,158)	(677,899)	-	-	(882,264)
Transfers	137,239	288,352	2,452,719	1,092,364	137,599	(4,069,619)	(38,654)	-
Depreciation for the year	(112,451)	(620,717)	(1,801,279)	(839,656)	(564,713)	-	-	(3,938,816)
Net amount 12.31.18	1,853,875	15,062,076	39,809,508	16,281,536	2,139,741	20,620,507	300,321	96,067,564

At 12.31.18
Cost	2,228,765	21,173,166	58,526,862	24,217,962	4,085,114	20,620,507	300,321	131,152,697
Accumulated depreciation	(374,890)	(6,111,090)	(18,717,354)	(7,936,426)	(1,945,373)	-	-	(35,085,133)
Net amount	1,853,875	15,062,076	39,809,508	16,281,536	2,139,741	20,620,507	300,321	96,067,564

(1)   As of December 31, 2018, includes derecognition of real estate asset for $ 675.5 million.